CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB159,500 and RMB191,289 as of December 31, 2019 and 2020, respectively. Note 1)	¥ 191,289	¥ 159,500
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB324,069 and RMB174,583 as of December 31, 2019 and 2020, respectively. Note 1)	348,154	569,045
Amounts due to related parties (including amount due to related parties of consolidated VIEs without recourse to the Company of RMB330 and 62 as of December 31, 2019 and 2020, respectively. Note 1)	62	488
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB30,707 and RMB55,002 as of December 31, 2019 and 2020, respectively. Note 1)	96,134	57,122
Income tax payable (including income tax payable of consolidated VIEs without recourse to the Company of RMB91,516 and RMB66,813 as of December 31, 2019 and 2020, respectively. Note 1)	77,361	110,615
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB807,348 and RMB623,632 as of December 31, 2019 and 2020, respectively. Note 1)	742,365	895,694
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB97,859 and RMB221,595 as of December 31, 2019 and 2020, respectively. Note 1)	221,704	97,965
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of RMB32,602 and RMB36,919 as of December 31, 2019 and 2020, respectively. Note 1)	40,204	38,608
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of RMB30,000 and nil as of December 31, 2019 and 2020, respectively. Note 1)	1,128,004	1,215,249
Operating lease liabilities-non-current	70,427	113,782
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of RMB9,165 and nil as of December 31, 2019 and 2020, respectively. Note 1)	¥ 109,493	¥ 77,344
Class A ordinary shares
Issuance of Common Stock
Ordinary shares par value | ¥ / shares	¥ 0.001	¥ 0.001
Ordinary shares authorized | shares	150,000,000	150,000,000
Ordinary shares issued | shares	29,272,306	19,068,224
Ordinary shares outstanding | shares	28,754,852	18,550,770
Treasury shares (in Shares) | shares	517,454	517,454
Class B ordinary shares
Issuance of Common Stock
Ordinary shares par value | ¥ / shares	¥ 0.001	¥ 0.001
Ordinary shares authorized | shares	150,000,000	150,000,000
Ordinary shares issued | shares	6,571,429	6,571,429
Ordinary shares outstanding | shares	6,571,429	6,571,429
VIEs
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB159,500 and RMB191,289 as of December 31, 2019 and 2020, respectively. Note 1)	¥ 191,289	¥ 159,500
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB324,069 and RMB174,583 as of December 31, 2019 and 2020, respectively. Note 1)	174,583	324,069
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB30,707 and RMB55,002 as of December 31, 2019 and 2020, respectively. Note 1)	55,002	30,707
Income tax payable (including income tax payable of consolidated VIEs without recourse to the Company of RMB91,516 and RMB66,813 as of December 31, 2019 and 2020, respectively. Note 1)	66,813	91,516
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB807,348 and RMB623,632 as of December 31, 2019 and 2020, respectively. Note 1)	623,632	807,348
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB97,859 and RMB221,595 as of December 31, 2019 and 2020, respectively. Note 1)	221,595	97,859
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of RMB32,602 and RMB36,919 as of December 31, 2019 and 2020, respectively. Note 1)	36,919	32,602
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of RMB30,000 and nil as of December 31, 2019 and 2020, respectively. Note 1)		30,000
Operating lease liabilities-non-current	69,006	108,672
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of RMB9,165 and nil as of December 31, 2019 and 2020, respectively. Note 1)		9,165
VIEs | Without recourse
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB159,500 and RMB191,289 as of December 31, 2019 and 2020, respectively. Note 1)	191,289	159,500
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB324,069 and RMB174,583 as of December 31, 2019 and 2020, respectively. Note 1)	174,583	324,069
Amounts due to related parties (including amount due to related parties of consolidated VIEs without recourse to the Company of RMB330 and 62 as of December 31, 2019 and 2020, respectively. Note 1)	62	330
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB30,707 and RMB55,002 as of December 31, 2019 and 2020, respectively. Note 1)	55,002	30,707
Income tax payable (including income tax payable of consolidated VIEs without recourse to the Company of RMB91,516 and RMB66,813 as of December 31, 2019 and 2020, respectively. Note 1)	66,813	91,516
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB807,348 and RMB623,632 as of December 31, 2019 and 2020, respectively. Note 1)	623,632	807,348
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB97,859 and RMB221,595 as of December 31, 2019 and 2020, respectively. Note 1)	221,595	97,859
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of RMB32,602 and RMB36,919 as of December 31, 2019 and 2020, respectively. Note 1)	36,919	32,602
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of RMB30,000 and nil as of December 31, 2019 and 2020, respectively. Note 1)	0	30,000
Operating lease liabilities-non-current	69,006	108,672
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of RMB9,165 and nil as of December 31, 2019 and 2020, respectively. Note 1)	¥ 0	¥ 9,165